Acquisitions, Divestitures, Equity-Method Investments and Assets and Liabilities Held for Sale, Licensing Arrangements and Research and Development and Collaborative Arrangements - Equity Method Investments and Assets and Liabilities Held for Sale (Details) - USD ($)
			3 Months Ended				7 Months Ended	12 Months Ended
	Jul. 31, 2019	Nov. 10, 2017	Dec. 31, 2019	Sep. 29, 2019	Dec. 31, 2017	Jul. 02, 2017	Jul. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2012
Schedule of Equity Method Investments [Line Items]
Gain on completion of Consumer Healthcare JV transaction								$ 8,086,000,000	$ 0	$ 0
Equity-method investments			$ 17,133,000,000					$ 17,133,000,000	181,000,000
GSK Consumer Healthcare [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	32.00%		32.00%				32.00%	32.00%
Gain on completion of Consumer Healthcare JV transaction				$ 8,100,000,000
Gain on completion of Consumer Healthcare JV transaction, net of tax				$ 5,400,000,000
Tax indemnification liability	$ 45,000,000						$ 45,000,000
Equity-method investments			$ 17,000,000,000.0					$ 17,000,000,000.0
Equity method investment earnings			47,000,000
Equity method investments, fair value	15,700,000,000		15,700,000,000				15,700,000,000	$ 15,700,000,000
Underlying equity in net assets	11,200,000,000						11,200,000,000
Difference between carrying amount and underlying equity	$ 4,500,000,000						$ 4,500,000,000
Excess basis amortization period								17 years
Transitional agreement administrative services term	24 months
Transitional agreement manufacture and supply term	6 years
Equity method investment, registered capital											$ 35,304,000,000
GSK Consumer Healthcare [Member] | GSK [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	68.00%						68.00%
GSK Consumer Healthcare [Member] | Other Nonoperating Income (Expense) [Member]
Schedule of Equity Method Investments [Line Items]
Excess basis amortization			$ 31,000,000
ViiV Healthcare Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			11.70%					11.70%
Equity-method investments													$ 0
Dividend income								$ 220,000,000	253,000,000	$ 266,000,000
Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		49.00%			49.00%					49.00%
Equity-method investments														$ 122,500,000
Equity method investment, registered capital														$ 250,000,000
Proceeds from sale of equity method investments		$ 286,000,000
Equity method investment, carrying value of share sold		270,000,000
Proceeds from sale of equity method investment used to cover taxes incurred on transaction		$ 16,000,000
Loss on disposal of equity method investment					$ 81,000,000
Laboratorio Teuto Brasilero [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					40.00%					40.00%		40.00%
Loss on disposal of equity method investment						$ 30,000,000				$ 30,000,000
Laboratorio Teuto Brasilero [Member]
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by parent					60.00%					60.00%
Laboratorio Teuto Brasilero [Member] | Laboratorio Teuto Brasilero [Member]
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by parent					60.00%					60.00%
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Consumer Healthcare [Member]
Schedule of Equity Method Investments [Line Items]
Pre-tax income attributable to disposal group							$ 654,000,000		$ 977,000,000	$ 863,000,000